Income Tax - Schedule of Income Loss Before Income Taxes (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Income Before Income Tax Domestic And Foreign [Line Items]
Total	$ (9,500,741)	$ (2,217,120)	$ (15,866,786)	$ (9,625,942)	$ (7,685,519)
United States
Schedule Of Income Before Income Tax Domestic And Foreign [Line Items]
United States			(4,092,348)	(1,742,747)	(3,290,679)
Brazil
Schedule Of Income Before Income Tax Domestic And Foreign [Line Items]
Brazil			$ (11,774,438)	$ (7,883,195)	$ (4,394,840)